Accounting principles and other information (Policies)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting principles and other information
Statement of IFRS compliance

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards and interpretations of the IFRS Interpretations Committee (IFRS IC) as issued by the International Accounting Standards Board (IFRS).

Standards and interpretations applied for the first-time

Standards and interpretations applied for the first-time

The Group adopted the requirements of IFRS 9 Financial instruments, effective for annual periods beginning on January 1, 2018. Tele2 has chosen to apply the reliefs in the standard and not restate prior periods. The main impact of adopting IFRS 9 on the Group's consolidated financial statements resulted in a decrease of equity of SEK -42 million related to loss allowance reserves for accounts receivable and other financial assets. In addition, financial assets have changed to the new measurement categories under IFRS 9 but with no effect to Tele2's financial statements. Description of the changes as a result of applying IFRS 9 and the effects on the opening balance January 1, 2018 are presented in Note 35.

Other amended standards and new IFRICs (Amendments to: IFRS 2 Classification and Measurement of Sharebased Payment Transactions, IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts, IAS 40 Transfers of Investment Property and annual improvements to IFRSs 2014-2016 and IFRIC 22 Foreign Currency Transactions and Advance Consideration) which became effective January 1, 2018, have had no material effect on the consolidated financial statements or are not applicable for Tele2.

New and revised accounting standards not yet adopted

New and revised accounting standards not yet adopted

The following new and revised standards have been issued by the International Accounting Standards Board (IASB) but are not yet adopted by Tele2:

•	IFRS 16 Leases (effective for annual periods beginning on January 1, 2019),
•

Amendments to: IFRS 9 Prepayment Features with Negative Compensation, IAS 19 Plan Amendment, Curtailment or Settlement and IAS 28 Long-term Interests in Associates and Joint Ventures (effective for annual periods beginning on or after January 1, 2019),

•	Annual improvements to IFRSs 2015‑2017 Cycle (effective for annual periods beginning on or after January 1, 2019),
•	IFRIC 23 Uncertainty over Income Tax Treatments (effective for annual periods beginning on or after January 1, 2019),
•

Amendments to: References to the Conceptual Framework in IFRS Standards, IFRS 3 Business Combinations and IAS 1 and IAS 8 Definition of Material (effective for annual periods beginning on or after January 1, 2020),

•	IFRS 17 Insurance Contracts (effective for annual periods beginning on or after January 1, 2021), and
•	Amendments to: IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (postponed, no decided effective date).

IFRS 16 replaces the previous leasing standard IAS 17 Leases and related interpretations and introduces a new definition of a lease that will be used to identify whether a contract contains a lease. For a lessee, IFRS 16 introduces a single accounting treatment; the recognition of a right-of-use asset and a lease liability. For lessors, the finance and operating lease distinction and accounting remains largely unchanged. IFRS 16 will bring a large number of new assets and liabilities onto the balance sheet and will have an impact on reported profit and performance measures. Description of the expected accounting policy choices to be applied, including those relating to the transition approach and the use of practical expedients as a result of applying IFRS 16, and the effects on the opening balance January 1, 2019 are presented in Note 35.

With the exception of IFRS 16, the other new and revised standards are estimated to have no significant effect for Tele2.

Consolidation

Consolidation

Subsidiaries

The consolidated financial statements include the parent company and companies in which the parent company directly or indirectly holds more than 50 percent of the voting rights or in any other way has control. All intercompany balances and transactions have been eliminated. Control is achieved when Tele2 is exposed, or has rights, to variable returns from its involvement with an entity and has the ability to affect those returns through its power over the entity.

The consolidated financial statements are prepared in accordance with the acquisition method. This means that consolidated equity only includes the subsidiary’s equity that has arisen after the acquisition and the consolidated income statements only include earnings from the date of acquisition until the date of divestment, if the subsidiary is sold. The Group’s acquisition value of the shares in subsidiaries consists of the total of the fair value at the time of the acquisition of what was paid in cash, incurred liabilities to former owners or emitted shares, the value of the non-controlling interests in the acquired subsidiary and the fair value of the previously owned share. Contingent consideration is included in the acquisition value and is reported at its fair value at the time of the acquisition. Subsequent effects from the revaluation of contingent consideration are reported in the income statement. Acquired identifiable assets and assumed liabilities are reported initially at their fair value at the time of the acquisition. Exemptions from this principle are made for acquired tax assets/liabilities, employee benefits, share-based payment awards and assets held for sale which are measured according to the principles described  below for each item. Exemptions are also made for indemnity assets and reacquired rights. Indemnity rights are valued according to the same principle as the indemnified item. Reacquired rights are valued based on the remaining contractual period even if other  market participants  would consider the possibilities for contract renewal when doing the valuation. Reported goodwill is measured as the difference between the total purchase price for the shares in the subsidiary, the value of the non-controlling interests in the acquired subsidiary and the fair value of the  previously owned share compared to the fair value of acquired assets and assumed liabilities. Acquisition related costs (transaction costs) are recognized as expenses in the period in which they arise.

Non-controlling interest is reported at the time of the acquisition either at its fair value or at its proportional share of the Group’s reported value of the acquired subsidiary’s identified assets and liabilities. The choice of valuation method is made for each business combination. Subsequent profit or loss and other comprehensive income that are related to the non-controlling interests are allocated to the non-controlling interest even if it leads to a negative value for the non-controlling interest.

The acquisition of a non-controlling interest is accounted for as a transaction between the equity holders of the parent company and the non-controlling interest. The difference between paid purchase price and the proportional share of the acquired net assets is reported in equity. Thus no goodwill arises in connection with such transactions.

When the Group loses control of a subsidiary, a gain or loss is calculated as the difference between:

•	the aggregate of the fair value of the consideration received and the fair value of any retained interests and
•	the previous carrying amount of the assets (including goodwill), and liabilities and any non-controlling interests

Any gain or loss is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to that subsidiary are reclassified to profit or loss.

Joint arrangements

Joint arrangements are arrangements of which two or more parties have a joint control. Joint arrangements are classified either as joint operation or joint venture. For joint operations, Tele2 reports its part of assets, liabilities, revenues and expenses and its share of joint assets, liabilities, revenues and expenses line by line in the consolidated financial statements. Sales and other transactions with joint operations are eliminated in the consolidated financial statements. For Tele2, joint operations consists of jointly owned companies. Joint ventures are arrangements where Tele2 has right to the net assets and are accounted for under the equity method. This means that the Group’s carrying amount of the shares in the joint venture corresponds to the Group’s share of equity after application of the Group’s accounting principles as well as any residual value of consolidated surplus values. The Group’s share of the joint venture’s profit or loss after tax is reported under “Operating profit”, along with depreciation of the acquired surplus value.

At the acquisition of a share in a joint arrangement, a purchase price allocation is prepared at the acquisition date. The acquisition date is the date when the Group becomes a part to and jointly shares the control of the joint arrangement. The starting-point for the purchase price allocation consists of the acquisition value of the share in the joint arrangement. The acquisition value is allocated on the Group’s share of the acquisition date fair values of acquired assets and assumed liabilities including related deferred taxes and any implied goodwill.

Associated companies

Associated companies are companies in which Tele2 has a voting power of between 20 percent and 50 percent or has significant influence in some other way.

Associated companies are accounted for in accordance with the equity method. This means that the Group’s carrying amount of the shares in the company corresponds to the Group’s share of equity after application of the Group’s accounting principles as well as any residual value of consolidated surplus values. The share of the company’s profit or loss after tax is reported under “Operating profit”, along with depreciation of the acquired surplus value.

Foreign currency

The accounts of all foreign group companies, joint arrangements and associated companies are prepared in the currency used in the primary economic environment of each company, i.e. the functional currency which for all group companies, joint arrangements and associated companies is the local currency.

The assets and liabilities of foreign group companies, joint arrangements and associated companies are translated into Tele2’s reporting currency (SEK) at the closing exchange rates, while revenues and expenses are translated at the period’s average exchange rates. Exchange rate differences arising from translation are reported in other comprehensive income. When foreign group companies, joint arrangements and associated companies are divested, the accumulated exchange rate difference attributable to the sold operation is recognized in the income statement.

Goodwill and adjustments at fair value that are made in connection with the acquisition of a foreign operation are treated as assets and liabilities in the functional currency of the acquired operation.

Subsidiaries

Subsidiaries

The consolidated financial statements include the parent company and companies in which the parent company directly or indirectly holds more than 50 percent of the voting rights or in any other way has control. All intercompany balances and transactions have been eliminated. Control is achieved when Tele2 is exposed, or has rights, to variable returns from its involvement with an entity and has the ability to affect those returns through its power over the entity.

The consolidated financial statements are prepared in accordance with the acquisition method. This means that consolidated equity only includes the subsidiary’s equity that has arisen after the acquisition and the consolidated income statements only include earnings from the date of acquisition until the date of divestment, if the subsidiary is sold. The Group’s acquisition value of the shares in subsidiaries consists of the total of the fair value at the time of the acquisition of what was paid in cash, incurred liabilities to former owners or emitted shares, the value of the non-controlling interests in the acquired subsidiary and the fair value of the previously owned share. Contingent consideration is included in the acquisition value and is reported at its fair value at the time of the acquisition. Subsequent effects from the revaluation of contingent consideration are reported in the income statement. Acquired identifiable assets and assumed liabilities are reported initially at their fair value at the time of the acquisition. Exemptions from this principle are made for acquired tax assets/liabilities, employee benefits, share-based payment awards and assets held for sale which are measured according to the principles described  below for each item. Exemptions are also made for indemnity assets and reacquired rights. Indemnity rights are valued according to the same principle as the indemnified item. Reacquired rights are valued based on the remaining contractual period even if other  market participants  would consider the possibilities for contract renewal when doing the valuation. Reported goodwill is measured as the difference between the total purchase price for the shares in the subsidiary, the value of the non-controlling interests in the acquired subsidiary and the fair value of the  previously owned share compared to the fair value of acquired assets and assumed liabilities. Acquisition related costs (transaction costs) are recognized as expenses in the period in which they arise.

Non-controlling interest is reported at the time of the acquisition either at its fair value or at its proportional share of the Group’s reported value of the acquired subsidiary’s identified assets and liabilities. The choice of valuation method is made for each business combination. Subsequent profit or loss and other comprehensive income that are related to the non-controlling interests are allocated to the non-controlling interest even if it leads to a negative value for the non-controlling interest.

The acquisition of a non-controlling interest is accounted for as a transaction between the equity holders of the parent company and the non-controlling interest. The difference between paid purchase price and the proportional share of the acquired net assets is reported in equity. Thus no goodwill arises in connection with such transactions.

When the Group loses control of a subsidiary, a gain or loss is calculated as the difference between:

•	the aggregate of the fair value of the consideration received and the fair value of any retained interests and
•	the previous carrying amount of the assets (including goodwill), and liabilities and any non-controlling interests

Any gain or loss is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to that subsidiary are reclassified to profit or loss.

Joint arrangements

Joint arrangements

Joint arrangements are arrangements of which two or more parties have a joint control. Joint arrangements are classified either as joint operation or joint venture. For joint operations, Tele2 reports its part of assets, liabilities, revenues and expenses and its share of joint assets, liabilities, revenues and expenses line by line in the consolidated financial statements. Sales and other transactions with joint operations are eliminated in the consolidated financial statements. For Tele2, joint operations consists of jointly owned companies. Joint ventures are arrangements where Tele2 has right to the net assets and are accounted for under the equity method. This means that the Group’s carrying amount of the shares in the joint venture corresponds to the Group’s share of equity after application of the Group’s accounting principles as well as any residual value of consolidated surplus values. The Group’s share of the joint venture’s profit or loss after tax is reported under “Operating profit”, along with depreciation of the acquired surplus value.

At the acquisition of a share in a joint arrangement, a purchase price allocation is prepared at the acquisition date. The acquisition date is the date when the Group becomes a part to and jointly shares the control of the joint arrangement. The starting-point for the purchase price allocation consists of the acquisition value of the share in the joint arrangement. The acquisition value is allocated on the Group’s share of the acquisition date fair values of acquired assets and assumed liabilities including related deferred taxes and any implied goodwill.

Associated companies

Associated companies

Associated companies are companies in which Tele2 has a voting power of between 20 percent and 50 percent or has significant influence in some other way.

Associated companies are accounted for in accordance with the equity method. This means that the Group’s carrying amount of the shares in the company corresponds to the Group’s share of equity after application of the Group’s accounting principles as well as any residual value of consolidated surplus values. The share of the company’s profit or loss after tax is reported under “Operating profit”, along with depreciation of the acquired surplus value.

Foreign currency

Foreign currency

The accounts of all foreign group companies, joint arrangements and associated companies are prepared in the currency used in the primary economic environment of each company, i.e. the functional currency which for all group companies, joint arrangements and associated companies is the local currency.

The assets and liabilities of foreign group companies, joint arrangements and associated companies are translated into Tele2’s reporting currency (SEK) at the closing exchange rates, while revenues and expenses are translated at the period’s average exchange rates. Exchange rate differences arising from translation are reported in other comprehensive income. When foreign group companies, joint arrangements and associated companies are divested, the accumulated exchange rate difference attributable to the sold operation is recognized in the income statement.

Goodwill and adjustments at fair value that are made in connection with the acquisition of a foreign operation are treated as assets and liabilities in the functional currency of the acquired operation.

Discontinued operations

Discontinued operations

A discontinued operation is a component of the Group which either has been disposed of or is classified as held for sale, and represents a separate line of business or geographical area of operation. A discontinued operation is reported separately from continuing operations in the income statement, and comparable information for prior periods is re-presented.

Assets classified as held for sale and associated liabilities are presented separately on the face of the balance sheet. Prior periods are not affected. Assets classified as held for sale are valued at the lower of carrying value and fair value less costs to sell ( Note 36).

Revenue recognition

Revenue recognition

Revenues include services to consumers, business to business (B2B), landlords and other operators from mobile and fixed telephony, broadband, digital-TV and basic television services. This includes subscription and periodic charges, call charges, interconnect revenue from other operators, sale of cash cards, sale of products such as mobile phones and modems, connection and installation charges, data and information services and service revenues. Revenues are recognized less discounts and VAT.

Subscription and periodic charges for mobile and fixed telephony services, digital-TV, basic television services, ADSL, leased capacity and internet connection for direct access customers are transferred over time and the revenue is recognized on a straight line basis over the period. The fees are invoiced in advance or monthly after the service has been transferred to the customer, the payment term is typically up to 30 days. Periodic charges for basic television services to landlords are invoiced largely quarterly. When the fees are invoiced in advance and Tele2 has received the consideration or has and unconditional right to the consideration, Tele2 account for a contract liability which is recognized as revenue when the service has been transferred to the customer.

Call charges and interconnect revenue are recognized in the period during which the service is provided.

Revenue from the sale of cash cards and similar prepayments are recognized based on the actual use of the card up until the expiry date. The timing of revenue recognition related to the portion expected not to be exercised by the customer will be recognized as revenue in proportion to the customer use pattern. The timing difference between the payment and the revenue recognized is accounted for as a contract liability.

Revenue from sale of equipment is recognized when control of the equipment and significant risk and rewards of the ownership has been transferred to the customer and the group has the right to payment. The payment is made through monthly instalments or at the time of delivery. When there is a difference in timing between the payment and the revenue recognized for the equipment, the group adjust the transaction prices allocated to the equipment, for the time value of money.

Connection and installation charges and other upfront fees are recognized at the time of the sale to the extent that Tele2 delivered goods or service according to the same principles as for customer contracts containing multiple performance obligations as described above.

Revenues from data and information services such as data buckets, text messages and third party services are recognized when the service is provided.

Services to B2B customers, including functional based solutions for complete telecom and network services that may include switchboard services, fixed and mobile telephony, data communication and other customized services as well as system installations, are recognized over time using the percentage of completion method at which the revenues are recognized gradually during the contract as the services are performed as the customer simultaneously receives and consumes the benefits provided. The stage of completion is determined by services performed to date as a percentage of total services to be performed, based on cost incurred in relation to estimated total cost.

For customer agreements containing multiple deliverables or parts, the contracted revenue is allocated to each part, based on its relative fair value. Services invoiced based on usage are not included in the allocation. Revenues for each part are recognized in the period when control of the goods or service is transferred to the customer. When re-allocating revenue between equipment and services is made it can result in revenue recognition taking place at different time (earlier or later) than the goods or service is paid for. The time difference between the payment and the revenue recognized for the performance obligation is recognized as a contract asset or contract liability, for further information refer to Note 17, 21 and 28.

When Tele2 acts as an agent for another supplier, such as handset sales through third party resellers and content services, the revenue is reported net, i.e. only the part of the revenue that is allocated to Tele2 is reported as revenue when control of the goods is transferred to the customer or in the period during which the service is provided.

Most goods or subscriptions are sold with a right of return. Right to return is normally 14 days for goods and 30 days for subscriptions. If the right to return is expected to be utilized the revenue is recognized when the right has expired. Right to return does not apply for Tele2 when the good or subscription is sold through a third party.

Contract modifications occur due to changes in the price plan or when adding value added services. A change in the price plan will result in a new recognized revenue going forward. The value added services are distinct and priced at fair value and recognized as a new contract.

Operating expenses

Operating expenses

Operating expenses are classified according to function, as described below. Depreciation and amortization and personnel costs are stated by function. Total costs for depreciation and amortization are presented in Note 6 and total personnel costs are presented in Note 33.

Cost of services provided and equipment sold

Cost of services provided and equipment sold consists of broadcaster costs, costs for renting networks and capacity, interconnect charges as well as costs for equipment sold (e.g. handsets) to the extent the costs are covered by recognized revenues. The cost of services provided and equipment sold also includes the part of the cost for personnel, premises, purchased services and depreciation and amortization of non-current assets attributable to the production of sold services.

Selling expenses

Selling expenses include costs for the internal sales organization, purchased services, personnel costs, rental costs, bad debt losses as well as depreciation and amortization of non-current assets attributable to sales activities. Advertising and other marketing activities are also included and are expensed as incurred. Selling expenses also include the portion of Tele2’s cost for handsets and other equipment for which Tele2 does not get full cost coverage.

Administrative expenses

Administrative expenses consist of the part of the personnel costs, rental costs, purchased services as well as depreciation and amortization of non-current assets attributable to the other joint functions. Costs associated with the Board of Directors, executive management and corporate functions are included in administrative expenses.

Other operating income and other operating expenses

Other operating income and other operating expenses include secondary activities, exchange rate differences in operating activities and gain/loss on the sale of tangible and intangible assets.

Cost of services provided and equipment sold

Cost of services provided and equipment sold

Cost of services provided and equipment sold consists of broadcaster costs, costs for renting networks and capacity, interconnect charges as well as costs for equipment sold (e.g. handsets) to the extent the costs are covered by recognized revenues. The cost of services provided and equipment sold also includes the part of the cost for personnel, premises, purchased services and depreciation and amortization of non-current assets attributable to the production of sold services.

Selling expenses

Selling expenses

Selling expenses include costs for the internal sales organization, purchased services, personnel costs, rental costs, bad debt losses as well as depreciation and amortization of non-current assets attributable to sales activities. Advertising and other marketing activities are also included and are expensed as incurred. Selling expenses also include the portion of Tele2’s cost for handsets and other equipment for which Tele2 does not get full cost coverage.

Administrative expenses

Administrative expenses

Administrative expenses consist of the part of the personnel costs, rental costs, purchased services as well as depreciation and amortization of non-current assets attributable to the other joint functions. Costs associated with the Board of Directors, executive management and corporate functions are included in administrative expenses.

Other operating income and other operating expenses

Other operating income and other operating expenses

Other operating income and other operating expenses include secondary activities, exchange rate differences in operating activities and gain/loss on the sale of tangible and intangible assets.

Employee benefits

Employee benefits

Share-based payments

Tele2 grants share-based payments to certain employees. Share-based payments are mainly settled with the company’s own shares, so called equity-settled payments. Certain share-based payments are settled in cash, so called cash-settled payments.

The costs for equity-settled payments are based on the fair value of the share rights calculated by an independent party at the date of grant. These payments are reported as employee costs during the vesting period with a corresponding increase in equity. To the extent the vesting conditions in the program are linked to market conditions  (TSR), these factors are taken into consideration when determining the fair value of the share rights. Non-market  performance conditions (return  on capital employed) and service conditions (employment period) are taken into account in employee cost during the vesting period by the change  in the number of shares that are expected to finally vest.

Cash-settled share-based incentive programs are measured in the same way as equity-settled share-based payments with the difference that the share-based payment is remeasured at the end of each reporting period. Instead of recognizing an increase in equity the vested fair value is recognized as a liability in the balance sheet up until settlement.

Tele2 records a liability for social security expenses, at each reporting period, for all outstanding share-based payments. The liability is revalued at the end of each reporting period and is based on the share-based payment’s fair value at the end of the reporting date distributed over the vesting period.

Post-employment benefits

The Group has a number of pension schemes. The main part of Tele2's pension plans consist of defined-contribution plans (Note 33) for which the Group makes payments to public and private pension institutions. Amounts paid or payable to defined-contribution pension plans are reported as an expense during the period in which the employees perform the services to which the contribution relates. The defined-contribution plans ensure a certain predefined payment of premiums and negative changes in the value of investments are not compensated by Tele2. Therefore Tele2 does not bear the risk at the time of pension payment. Only a small part of the Group’s pension commitments relate to defined benefit plans. The net present value of the obligation for these are calculated separately for each defined benefit plan on the basis of assumptions of the future benefits earned during previous and current periods. The obligation is reported in the balance sheet as the net present value of the obligation less the fair value of any plan assets. The defined-benefit pension plans may be funded (partly or wholly) and non-funded. In the funded plans, assets have been separated in a pension trust. These plan assets may only be used to pay benefits under pension agreements.

The cost for the defined-benefit plans are calculated by application of the Projected Unit Credit Method, which means that the cost is distributed over to the employee’s period of service. The calculation is performed annually by an independent actuary. The obligation is valued at the net present value of the expected future payments, taking into account assumptions such as expected future increases in salaries, inflation, health expenses and life span. Expected future payments are discounted with an interest rate that is effective on the closing day for first class corporate bonds, if available, considering the estimated remaining tenor for each obligation. In Sweden, in line with prior years, mortgage bonds are used for determining the discount rate. Actuarial gains and losses are reported in other comprehensive income. For a number of the Group’s employees in Sweden, the retirement pension and family pension are secured by a pension plan in Alecta. According to an announcement from the Swedish Financial Reporting Board, UFR 10, this is a defined-benefit multi-employer plan. In situations when Alecta cannot provide sufficient information to determine an individual company’s share of the total obligation and its plan assets, these pensions plans are being reported as defined-contribution plans. The plans are financed by pension insurances.

Termination benefits

A cost for termination benefits is recognized only if the Group is committed by a formal plan to prematurely terminate an employee’s employment without any possibility of withdrawing the commitment.

Share-based payments

Share-based payments

Tele2 grants share-based payments to certain employees. Share-based payments are mainly settled with the company’s own shares, so called equity-settled payments. Certain share-based payments are settled in cash, so called cash-settled payments.

The costs for equity-settled payments are based on the fair value of the share rights calculated by an independent party at the date of grant. These payments are reported as employee costs during the vesting period with a corresponding increase in equity. To the extent the vesting conditions in the program are linked to market conditions  (TSR), these factors are taken into consideration when determining the fair value of the share rights. Non-market  performance conditions (return  on capital employed) and service conditions (employment period) are taken into account in employee cost during the vesting period by the change  in the number of shares that are expected to finally vest.

Cash-settled share-based incentive programs are measured in the same way as equity-settled share-based payments with the difference that the share-based payment is remeasured at the end of each reporting period. Instead of recognizing an increase in equity the vested fair value is recognized as a liability in the balance sheet up until settlement.

Tele2 records a liability for social security expenses, at each reporting period, for all outstanding share-based payments. The liability is revalued at the end of each reporting period and is based on the share-based payment’s fair value at the end of the reporting date distributed over the vesting period.

Post-employment benefits

Post-employment benefits

The Group has a number of pension schemes. The main part of Tele2's pension plans consist of defined-contribution plans (Note 33) for which the Group makes payments to public and private pension institutions. Amounts paid or payable to defined-contribution pension plans are reported as an expense during the period in which the employees perform the services to which the contribution relates. The defined-contribution plans ensure a certain predefined payment of premiums and negative changes in the value of investments are not compensated by Tele2. Therefore Tele2 does not bear the risk at the time of pension payment. Only a small part of the Group’s pension commitments relate to defined benefit plans. The net present value of the obligation for these are calculated separately for each defined benefit plan on the basis of assumptions of the future benefits earned during previous and current periods. The obligation is reported in the balance sheet as the net present value of the obligation less the fair value of any plan assets. The defined-benefit pension plans may be funded (partly or wholly) and non-funded. In the funded plans, assets have been separated in a pension trust. These plan assets may only be used to pay benefits under pension agreements.

The cost for the defined-benefit plans are calculated by application of the Projected Unit Credit Method, which means that the cost is distributed over to the employee’s period of service. The calculation is performed annually by an independent actuary. The obligation is valued at the net present value of the expected future payments, taking into account assumptions such as expected future increases in salaries, inflation, health expenses and life span. Expected future payments are discounted with an interest rate that is effective on the closing day for first class corporate bonds, if available, considering the estimated remaining tenor for each obligation. In Sweden, in line with prior years, mortgage bonds are used for determining the discount rate. Actuarial gains and losses are reported in other comprehensive income. For a number of the Group’s employees in Sweden, the retirement pension and family pension are secured by a pension plan in Alecta. According to an announcement from the Swedish Financial Reporting Board, UFR 10, this is a defined-benefit multi-employer plan. In situations when Alecta cannot provide sufficient information to determine an individual company’s share of the total obligation and its plan assets, these pensions plans are being reported as defined-contribution plans. The plans are financed by pension insurances.

Termination benefits

Termination benefits

A cost for termination benefits is recognized only if the Group is committed by a formal plan to prematurely terminate an employee’s employment without any possibility of withdrawing the commitment.

Income tax

Income tax

Income taxes consist of current and deferred tax. Income tax is reported in the income statement except when the underlying transaction is reported in other comprehensive income or in equity. In those cases the related tax effect is also reported in other comprehensive income or in equity.

Current tax is tax that is to be paid or received in respect of the taxable profit (tax loss) for the year including any adjustment of current tax related to previous periods and tax on dividends from subsidiaries.

When accounting for deferred taxes, the balance sheet method is applied. The method implies that deferred tax liabilities and assets are recognized for all temporary differences between the carrying amount of an asset or liability and its tax base, as well as other tax-related deductions or deficits. Such assets and liabilities are not recognized if the temporary difference arises at the initial recognition of goodwill or the initial recognition of assets and liabilities that are not part of a business combination and at the time of the transaction affect neither accounting nor taxable profit/loss. An item which alters the time when an item is taxable or deductible is considered a temporary difference. Deferred tax liabilities and assets are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability settled, based on the tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period.

The recognition of deferred tax assets takes into account tax loss carry-forwards and temporary differences where it is probable that losses and temporary differences will be utilized against future taxable profits. In cases where a company reports losses, an assessment is made of whether there is any convincing evidence that there will be sufficient future profits.

Valuation and accounting of deferred taxes in connection with business combinations is made as part of the measurement of assets and liabilities at the time of acquisition. In these circumstances, the deferred tax assets are assessed at a value corresponding to what the Group expects to utilize. Deferred income tax liabilities are recognized on temporary differences related to subsidiaries, joint arrangements and associates, except when the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

If a deferred tax liability exists and tax loss carry-forwards exist for which a deferred tax asset previously hasn’t been recognized, a deferred tax asset is recognized for at least the extent it can be netted against the deferred tax liability.

Current and deferred tax assets and liabilities are netted only among group companies within the same tax jurisdiction. This form of reporting is only applied when Tele2 intends to offset tax assets and liabilities.

Non-current assets

Non-current assets

Intangible assets (Note 13) and tangible assets (Note 14) with a finite useful life are reported at acquisition value with deductions for accumulated depreciation and amortization. Depreciation and amortization are based on the acquisition value of the assets less estimated residual value at the end of the useful life and are recognized on a straight-line basis throughout the asset’s estimated useful life. Useful lives and residual values are subject to annual assessments. Useful lives for intangible and tangible assets are presented below.

Intangible assets
Licenses, utilization rights and software	2–25 years
Trademarks	5 years
Customer agreements	5–15 years

Tangible assets
Buildings	5–30 years
Modems	2–5 years
Machinery and technical plant	2–30 years
Equipment and installations	2–10 years

At the end of each reporting period, an assessment is made of whether there is any indication of impairment of any of the Group’s assets over and above the depreciation according to plans. If there is any indication that a non-current asset has declined in value, a calculation of its recoverable amount is made.

The recoverable amount is the higher of the asset’s value in use and its fair value less costs to sell, which is the value that is obtainable from the sale of the asset to an independent party less costs of disposal. The value in use consists of the present value of all cash flows from the asset during the utilization period as well as the addition of the present value of the fair value less costs to sell at the end of the utilization period. If the estimated recoverable amount is less than the carrying amount, the asset is written down to its recoverable amount.

Impairments are reported in the income statement. Impairments that have been recorded are reversed if changes are made in the assumptions that led to the original impairment. The impairment reversal is limited to the carrying amount, net of depreciation according to plan, had the original impairment not occurred. A reversal of impairment is reported in the income statement. Impairment of goodwill is not reversed.

Intangible assets

Tele2 holds a number of licenses entitling it to conduct telephony operations. The expenses related to the acquisition of these licenses are recognized as an asset and amortized on a straight-line basis through the duration of the license agreements.

Goodwill is measured as the difference between the total purchase price for the shares in the subsidiary alternatively the acquired assets and liabilities, the value of the non-controlling interest in the acquired subsidiary and the fair value of the previously owned share, and the Group’s reported value of acquired assets and assumed liabilities less any write-downs.

Goodwill is allocated to the cash generating units that are expected to obtain benefits as a result of the acquisition and is, along with the intangible assets with indefinite lives and intangible assets that are not yet ready to use, subject to at least an annual impairment testing even if there is no indication of a decline in value. Impairment testing of goodwill is at the lowest level at which goodwill is monitored for internal management purposes and for which there are separately identifiable cash flows (cash generating units). The recoverable value of the respective cash generating unit is based on the higher of estimated value in use and fair value less costs to sell. The most important factors that have influenced this year’s impairment testing are presented in Note 13.

In the case of reorganization or divestment involving a change in the composition of cash generating units to which goodwill has been allocated, the goodwill is allocated to the relevant units. The allocation is based on the relative value of the part of the cash generating unit to which the reorganization or divestment relates, and the part that remains after the reorganization or the divestment.

Customer agreements are valued at fair value in conjunction with business combinations. Tele2 applies a model where the average historical customer acquisition cost or, alternatively, the present value of expected future cash flows, is applied to value customer agreements.

Tele2 capitalizes direct development expenses for software which are specific to its operations if the recognition criteria are fulfilled. These expenses are amortized over the utilization period, which begins when the asset is ready for use. Expenses relating to the planning phase of the projects as well as expenses of maintenance and training are expensed as incurred. Other expenses relating to development work are expensed as they arise, since they do not meet the criteria for being reported as an asset. Tele2 doesn’t conduct own research activities.

Tangible assets

Buildings relate to assets intended for use in operations. The acquisition value includes the direct costs attributable to the building.

Machinery and technical plant include equipment and machinery intended for use in operations, such as network installations. The acquisition value includes the direct costs attributable to the construction and installation of networks.

Additional costs for extension and value-increasing improvements are reported as an asset, while additional costs for repairs and maintenance are expensed during the period in which they arise.

Equipment and installations comprise assets used in administration, sales and operations.

Costs for modems that are rented to or used for free by customers are capitalized.

Borrowing costs

Borrowing costs which are directly attributable to the acquisition, construction or production of an asset which requires considerable time to complete for its intended use are included in the acquisition value of the asset. Other borrowing costs are expensed in the period in which they arise.

Leases

Leases are classified as finance or operating leases.

Tele2 as finance lessee

A lease is classified as a finance lease if it transfers substantially all the economic risks and rewards of ownership of an asset to the lessee. When reporting a financial lease in the consolidated financial statements, the leased object is recognized as a tangible asset at the lower of its fair value and the present value of the minimum lease payments, and a corresponding amount is recognized as a lease obligation under financial liabilities (Note 14, Note 26 and Note 31). The asset is depreciated on a straight-line basis over the shorter of the lease term and its useful life, with the estimated residual value deducted at the end of the utilization period. Lease payments are apportioned between interest and repayment of the outstanding liability.

Tele2 as operating lessee

A lease is classified as an operating lease if substantially all the economic risks and rewards of ownership of an asset remain with the leasing company. Payments are expensed in the income statement on a straight-line basis over the leasing period.

Tele2 as finance lessor

When Tele2 act as finance lessor the assets in a financial lease contract are reported in the balance sheet as a financial receivable to an amount equal to the net investment in the lease contract corresponding to the discounted net present value and a sale. The financial income arising from a finance lease is accounted for in accordance with a constant remuneration (fixed interest rate).

Tele2 as operating lessor

Rental revenues from operating leases are recognized on a straight-line basis over the term of the relevant lease. The leased asset is kept on the balance sheet and depreciated over its estimated useful life.

Dismantling costs

When there is a legal or constructive obligation to a third party, the estimated cost of dismantling and removing the asset and restoring the site/area is included in the acquisition value. Any change to the estimated cost of dismantling and removing an asset and restoring the site is added to or subtracted from the carrying amount of the particular asset.

Intangible assets

Intangible assets

Tele2 holds a number of licenses entitling it to conduct telephony operations. The expenses related to the acquisition of these licenses are recognized as an asset and amortized on a straight-line basis through the duration of the license agreements.

Goodwill is measured as the difference between the total purchase price for the shares in the subsidiary alternatively the acquired assets and liabilities, the value of the non-controlling interest in the acquired subsidiary and the fair value of the previously owned share, and the Group’s reported value of acquired assets and assumed liabilities less any write-downs.

Goodwill is allocated to the cash generating units that are expected to obtain benefits as a result of the acquisition and is, along with the intangible assets with indefinite lives and intangible assets that are not yet ready to use, subject to at least an annual impairment testing even if there is no indication of a decline in value. Impairment testing of goodwill is at the lowest level at which goodwill is monitored for internal management purposes and for which there are separately identifiable cash flows (cash generating units). The recoverable value of the respective cash generating unit is based on the higher of estimated value in use and fair value less costs to sell. The most important factors that have influenced this year’s impairment testing are presented in Note 13.

In the case of reorganization or divestment involving a change in the composition of cash generating units to which goodwill has been allocated, the goodwill is allocated to the relevant units. The allocation is based on the relative value of the part of the cash generating unit to which the reorganization or divestment relates, and the part that remains after the reorganization or the divestment.

Customer agreements are valued at fair value in conjunction with business combinations. Tele2 applies a model where the average historical customer acquisition cost or, alternatively, the present value of expected future cash flows, is applied to value customer agreements.

Tele2 capitalizes direct development expenses for software which are specific to its operations if the recognition criteria are fulfilled. These expenses are amortized over the utilization period, which begins when the asset is ready for use. Expenses relating to the planning phase of the projects as well as expenses of maintenance and training are expensed as incurred. Other expenses relating to development work are expensed as they arise, since they do not meet the criteria for being reported as an asset. Tele2 doesn’t conduct own research activities.

Tangible assets

Tangible assets

Buildings relate to assets intended for use in operations. The acquisition value includes the direct costs attributable to the building.

Machinery and technical plant include equipment and machinery intended for use in operations, such as network installations. The acquisition value includes the direct costs attributable to the construction and installation of networks.

Additional costs for extension and value-increasing improvements are reported as an asset, while additional costs for repairs and maintenance are expensed during the period in which they arise.

Equipment and installations comprise assets used in administration, sales and operations.

Costs for modems that are rented to or used for free by customers are capitalized.

Borrowing costs

Borrowing costs

Borrowing costs which are directly attributable to the acquisition, construction or production of an asset which requires considerable time to complete for its intended use are included in the acquisition value of the asset. Other borrowing costs are expensed in the period in which they arise.

Leases

Leases

Leases are classified as finance or operating leases.

Tele2 as finance lessee

A lease is classified as a finance lease if it transfers substantially all the economic risks and rewards of ownership of an asset to the lessee. When reporting a financial lease in the consolidated financial statements, the leased object is recognized as a tangible asset at the lower of its fair value and the present value of the minimum lease payments, and a corresponding amount is recognized as a lease obligation under financial liabilities (Note 14, Note 26 and Note 31). The asset is depreciated on a straight-line basis over the shorter of the lease term and its useful life, with the estimated residual value deducted at the end of the utilization period. Lease payments are apportioned between interest and repayment of the outstanding liability.

Tele2 as operating lessee

A lease is classified as an operating lease if substantially all the economic risks and rewards of ownership of an asset remain with the leasing company. Payments are expensed in the income statement on a straight-line basis over the leasing period.

Tele2 as finance lessor

When Tele2 act as finance lessor the assets in a financial lease contract are reported in the balance sheet as a financial receivable to an amount equal to the net investment in the lease contract corresponding to the discounted net present value and a sale. The financial income arising from a finance lease is accounted for in accordance with a constant remuneration (fixed interest rate).

Tele2 as operating lessor

Rental revenues from operating leases are recognized on a straight-line basis over the term of the relevant lease. The leased asset is kept on the balance sheet and depreciated over its estimated useful life.

Dismantling costs

Dismantling costs

When there is a legal or constructive obligation to a third party, the estimated cost of dismantling and removing the asset and restoring the site/area is included in the acquisition value. Any change to the estimated cost of dismantling and removing an asset and restoring the site is added to or subtracted from the carrying amount of the particular asset.

Inventories

Inventories

Inventories of materials and supplies are valued in accordance with the first-in, first-out principle at the lower of acquisition value and net realizable value. Tele2’s inventories essentially consist of telephones, SIM cards, modems and other equipment held for sale.

Contract assets and contract liabilities

Contract assets and contract liabilities

A contract asset is Tele2’s right to payment for goods and services already transferred to the customer if that right to payment is conditional on something other than the passage of time. For example in bundled contracts that include both equipment such as handset and telecom services, Tele2 will recognize a contract asset when it has fulfilled the contract obligation to deliver the handset but must perform the telecom service obligations before being entitled to payment. This is in contrast to a receivable, which is the right to payment that is unconditional, except for the passage of time. A contract liability is Tele2’s obligation to transfer goods or services to a customer at the earlier of when the customer prepays consideration or the time that the customer’s consideration is due for goods and services Tele2 will yet provide. Contract assets are included in the balance sheet items Receivable from sold equipment Note 17 and Note 21 and accrued income Note 22. Contract liabilities are included in the balance sheet item Deferred income Note 28.

Financial assets and liabilities

Financial assets and liabilities

The Group has adopted the requirements of IFRS 9 Financial instruments, effective for annual periods beginning on January 1, 2018. Tele2 has chosen to apply the reliefs in the standard and not restate prior periods, as a consequence, the accounting principles for financial instruments are presented according to IFRS 9 below as well as IAS 39 separately further below.

Accounting principles according to IFRS 9 adopted from January 1, 2018

Financial assets recognized in the balance sheet include other financial assets, accounts receivable, other current receivables, current investments and cash and cash equivalents. Financial liabilities recognized in the balance sheet include liabilities to credit institutions and similar liabilities, other interest-bearing liabilities, accounts payable and other current liabilities. Financial assets and liabilities due for payment more than one year after the end of the reporting period is reported as non-current. Other financial assets and liabilities are reported as current.

Acquisitions and sales of financial assets are recognized on the trade date, which is the date that the Group has an undertaking to acquire or sell the asset. Financial liabilities are recognized in the balance sheet when Tele2 becomes a party to the contractual provisions of the instrument.

A financial asset is derecognized when the rights to receive benefits have been realized, expired or the company loses control over the asset. The same applies to components of a financial asset. In instances where Tele2 retains the contractual rights to the cash flows from a financial asset but assumes a contractual obligation to pass on those cash flows to a third party (a pass through obligation), the financial asset is only derecognized when substantially all risks and rewards of ownership of the financial asset has been transferred and the following conditions exist:

•	Tele2 has no obligation to pay amounts to the third party unless Tele2 collects equivalent amounts from the original asset,
•	Tele2 is prohibited by the terms of the transfer arrangement from selling or pledging the original asset other than as security to the third party for the obligation to pay it cash flows, and
•	Tele2 has an obligation to pass on or remit the cash flows that it has collected on behalf of the third party without material delay.

A financial liability is derecognized when the contractual obligation is discharged or extinguished in some other way. The same applies to components of a financial liability.

Financial instruments are initially recognized at the acquisition date fair value and subsequently to either fair value or amortized cost based on the initial categorization. The categorization reflects both the Group's business model for managing the assets and the contractual cash flow characteristics of the financial assets and is determined on initial recognition.

Measurement of the fair value of financial instruments

Various measurement methods are used to estimate the fair value of financial instruments not traded on an active market. When determining the fair value of interest swaps and currency derivatives official market listings are used as input in calculations of discounted cash flows. The fair value of loan liabilities is measured using generally accepted methods, such as discounting expected future cash flows at prevailing interest rates.

Calculation of amortized cost of financial instruments

Amortized cost is calculated by using the effective interest method, which means that any premiums or discounts and directly attributable costs or income are recognized on an accrual basis over the life of the contract using the calculated effective interest rate. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortized cost of a financial liability.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the balance sheet when a legal right of set-off exists and the Group intends to settle on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets

Tele2's other non-current securities mainly consist of holdings of unlisted shares, and these are classified as “Assets at fair value through profit or loss”. Assets in this category are initially reported at acquisition value, i.e. fair value at the time of acquisition, and valued thereafter on a continuous basis at fair value. Transaction costs are recognized in the income statement. The fair value change is reported in the income statement among other financial items.

Tele2's accounts receivables and other receivables are categorized as “Assets at amortized cost” initially reported at fair value and subsequently at amortized cost. An allowance for expected credit losses has to be calculated according to IFRS 9, no matter if a loss event has occurred or not. Tele2 applies the simplified approach to recognize expected credit losses for trade receivables and contract assets that result from transactions within the scope of IFRS 15 (Revenues from contracts with customers) and for finance lease receivables. For finance lease receivables this is a policy choice. The simplified approach applies a matrix model and is always based on lifetime expected credit losses considering information about historical data adjusted for current conditions and forecasts of future events and economic conditions, please refer to Note 20. Any impairment loss is reported as an operating expense.

Cash and cash equivalents are categorized as "Assets at amortized cost" initially reported at fair value and subsequently at amortized cost. Cash and cash equivalents consist of cash and bank balances as well as current investments with a maturity of less than three months from the time of acquisition. The general impairment model in IFRS 9 is applied to cash and cash equivalents and the identified impairment loss was immaterial.

Restricted cash and cash equivalents are reported as current investments if they may be released within 12 months and as non-current financial assets if they are to be restricted for more than 12 months.

Financial liabilities

Financial liabilities are categorized as "Financial liabilities at amortized cost". These are initially measured at fair value and then at amortized cost using the effective interest method. Direct costs related to the origination of loans are included in the acquisition value. For accounts payables and other financial debts, with a short maturity, the subsequent valuation is done at the nominal amount.

Derivatives and hedge accounting

The Group designates certain derivatives as hedging instruments in respect of cash flow hedges, interest rate risk in fair value hedges, and hedges of net investments in foreign operations.

At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is effective in offsetting changes in cash flows or fair values of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:

•	there is an economic relationship between the hedged item and the hedging instrument;
•	the effect of credit risk does not dominate the value changes that result from that economic relationship; and
•

the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item

If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Group adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again.

Furthermore, if the Group expects that some or all of the loss accumulated in cost of hedging reserve will not be recovered in the future, that amount is immediately reclassified to profit or loss. Note 2 describes the details of the fair values of the derivative instruments used for hedging purposes as well as the changes in the hedging reserve in equity.

Exchange rate fluctuations on loans in foreign currency and changes in value of other financial instruments (currency derivatives) that meet the hedge accounting requirements of net investment in foreign operations are reported on a continuous basis in other comprehensive income. The Group designates only the intrinsic value of currency swap contracts, designated for hedging of net investments in foreign operations, as a hedged item, i.e. excluding the time value of the swap. The changes in the fair value of the aligned time value of the swap are recognized in the income statement. The ineffective portion of the exchange rate fluctuation and the change in value are reported in the income statement under other financial items. When divesting foreign operations, the previously recognized accumulated exchange rate difference attributable to the divested operation is recycled to the income statement.

Cash flow hedges are reported in the same way as hedges of net investments in foreign operations. This means that the effective portion of the gain or loss on an interest swap which meets the criteria for cash-flow hedge accounting is recognized in other comprehensive income and the ineffective portion is recognized in profit or loss within financial items. When cash flows relating to the hedged item are reported in profit or loss, amounts are transferred from equity to offset them. For more information regarding cash flow hedges, please refer to Note 2 and Note 26.

The Group discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing,  if applicable).When a hedging instrument related to future cash flows is due, sold, divested or settled or the Group discontinues the hedge relation before the hedged transaction has occurred and the forecasted transaction is still expected to occur, the accumulated reported gain or loss remains in the hedge reserve in equity and is reported in the income statement when the transaction occurs. If the hedged transaction is no longer expected to occur, the hedging instrument's accumulated gain or loss is immediately reported in the income statement.

For fair value hedges, the effective and ineffective portions of the change in fair value of the derivative, along with the gain or loss on the hedged item attributable to the risk being hedged, are recognized in the income statement in the same line.

Other derivatives are measured at their fair value through profit or loss.

Receivables and liabilities in foreign currency

Receivables and liabilities of the Group denominated in foreign currencies are translated into Swedish crowns by applying the period-end rates.

Gains or losses on foreign exchanges relating to regular operations are included in the income statement under Other operating income/expenses. Gains or losses on foreign exchanges in financial assets and liabilities are reported within profit/loss from financial items.

When long-term lending to/borrowing from Tele2's foreign operations is regarded as a permanent part of the parent company's financing of/borrowing from foreign operations, and thus as an expansion/reduction of the parent company's investment in the foreign operations, the exchange rate changes of these intra-group balances are reported in Other comprehensive income.

A summary of the exchange rate differences reported in other comprehensive income is presented in the statement of comprehensive income and the differences which affected profit or loss for the year are presented in Note 3.

Accounting principles according to IAS 39 applied until December 31, 2017

Financial assets recognized in the balance sheet include other financial assets, accounts receivable, other current receivables, current investments and cash and cash equivalents. Financial liabilities recognized in the balance sheet include liabilities to credit institutions and similar liabilities, other interest-bearing liabilities, accounts payable and other current liabilities. Financial assets and liabilities due for payment more than one year after the end of the reporting period is reported as non-current. Other financial assets and liabilities are reported as current.

Acquisitions and sales of financial assets are recognized on the trade date, which is the date that the Group has an undertaking to acquire or sell the asset. Financial liabilities are recognized in the balance sheet when Tele2 becomes a party to the contractual provisions of the instrument.

A financial asset is derecognized when the rights to receive benefits have been realized, expired or the company loses control over the asset. The same applies to components of a financial asset. In instances where Tele2 retains the contractual rights to the cash flows from a financial asset but assumes a contractual obligation to pass on those cash flows to a third party (a pass through obligation), the financial asset is only derecognized when substantially all risks and rewards of ownership of the financial asset has been transferred and the following conditions exist:

•	Tele2 has no obligation to pay amounts to the third party unless Tele2 collects equivalent amounts from the original asset,
•	Tele2 is prohibited by the terms of the transfer arrangement from selling or pledging the original asset other than as security to the third party for the obligation to pay it cash flows, and
•	Tele2 has an obligation to pass on or remit the cash flows that it has collected on behalf of the third party without material delay.

A financial liability is derecognized when the contractual obligation is discharged or extinguished in some other way. The same applies to components of a financial liability.

Financial instruments are initially recognized at the acquisition date fair value and subsequently to either fair value or amortized cost based on the initial categorization. The categorization reflects the purpose of the holding and is determined on initial recognition.

Measurement of the fair value of financial instruments

Various measurement methods are used to estimate the fair value of financial instruments not traded on an active market. When determining the fair value of interest swaps and currency derivatives official market listings are used as input in calculations of discounted cash flows. The fair value of loan liabilities is measured using generally accepted methods, such as discounting expected future cash flows at prevailing interest rates.

Calculation of amortized cost of financial instruments

Amortized cost is calculated by using the effective interest method, which means that any premiums or discounts and directly attributable costs or income are recognized on an accrual basis over the life of the contract using the calculated effective interest rate. The effective interest rate is the rate which gives the instrument’s cost of acquisition as a result when discounting the future cash flows.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the balance sheet when a legal right of set-off exists and the Group intends to settle on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets

Tele2’s other non-current securities mainly consist of holdings of unlisted shares, and these are classified as “Assets at fair value through profit or loss”. Assets in this category are initially reported at acquisition value, i.e. fair value at the time of acquisition, and valued thereafter on a continuous basis at fair value. Transaction costs are recognized in the income statement. The fair value change is reported in the income statement among other financial items.

Tele2’s accounts receivables and other receivables are categorized as “Loans and receivables” initially reported at fair value and subsequently at amortized cost. For accounts receivables and other receivables, with a short maturity, the subsequent valuation is done at the nominal amount. On each closing day, an impairment assessment of these assets is made based on the time each individual accounts receivable has been overdue. Any impairment loss is reported as an operating expense.

Cash and cash equivalents are categorized as “Assets at amortized cost” initially reported at fair value and subsequently at amortized cost. Cash and cash equivalents consist of cash and bank balances as well as current investments with a maturity of less than three months from the time of acquisition.

Restricted cash and cash equivalents are reported as current investments if they may be released within 12 months and as non-current financial assets if they are to be restricted for more than 12 months.

Financial liabilities

Financial liabilities are categorized as “Financial liabilities at amortized cost”. These are initially measured at fair value and then at amortized cost using the effective interest method. Direct costs related to the origination of loans are included in the acquisition value. For accounts payables and other financial debts, with a short maturity, the subsequent valuation is done at the nominal amount.

Derivatives and hedge accounting

Exchange rate fluctuations on loans in foreign currency and changes in value of other financial instruments (currency derivatives) that meet the hedge accounting requirements of net investment in foreign operations are reported on a continuous basis in other comprehensive income. The ineffective portion of the exchange rate fluctuation and the change in value are reported in the income statement under other financial items. When divesting foreign operations, the previously recognized accumulated exchange rate difference attributable to the divested operation is recycled to the income statement.

Cash flow hedges are reported in the same way as hedges of net investments in foreign operations. This means that the effective portion of the gain or loss on an interest swap which meets the criteria for cash-flow hedge accounting is recognized in other comprehensive income and the ineffective portion is recognized in profit or loss within financial items. When cash flows relating to the hedged item are reported in profit or loss, amounts are transferred from equity to offset them. For more information regarding cash flow hedges, please refer to Note 2 and Note 26.

When a hedging instrument related to future cash flows is due, sold, divested or settled or the Group discontinues the hedge relation before the hedged transaction has occurred and the forecasted transaction is still expected to occur, the accumulated reported gain or loss remains in the hedge reserve in equity and is reported in the income statement when the transaction occurs. If the hedged transaction is no longer expected to occur, the hedging instrument’s accumulated gain or loss is immediately reported in the income statement.

The hedges are judged to be effective when there is an economic relationship between the hedged item and the hedging instrument; the effect of credit risk does not dominate the value changes; and the hedge ratio of the hedging relationship is the same as that resulting from the actual quantity of the hedged item that the Group hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item

Other derivatives are measured at their fair value through profit or loss.

Receivables and liabilities in foreign currency

Receivables and liabilities of the Group denominated in foreign currencies are translated into Swedish crowns by applying the period-end rates.

Gains or losses on foreign exchanges relating to regular operations are included in the income statement under Other operating income/expenses. Gains or losses on foreign exchanges in financial assets and liabilities are reported within profit/loss from financial items.

When long-term lending to/borrowing from Tele2’s foreign operations is regarded as a permanent part of the parent company’s financing of/borrowing from foreign operations, and thus as an expansion/reduction of the parent company’s investment in the foreign operations, the exchange rate changes of these intra-group balances are reported in Other comprehensive income.

A summary of the exchange rate differences reported in other comprehensive income is presented in the statement of comprehensive income and the differences which affected profit or loss for the year are presented in Note 3.

Measurement of the fair value of financial instruments

Measurement of the fair value of financial instruments

Various measurement methods are used to estimate the fair value of financial instruments not traded on an active market. When determining the fair value of interest swaps and currency derivatives official market listings are used as input in calculations of discounted cash flows. The fair value of loan liabilities is measured using generally accepted methods, such as discounting expected future cash flows at prevailing interest rates.

Measurement of the fair value of financial instruments

Various measurement methods are used to estimate the fair value of financial instruments not traded on an active market. When determining the fair value of interest swaps and currency derivatives official market listings are used as input in calculations of discounted cash flows. The fair value of loan liabilities is measured using generally accepted methods, such as discounting expected future cash flows at prevailing interest rates.

Calculation of amortized cost of financial instruments

Calculation of amortized cost of financial instruments

Amortized cost is calculated by using the effective interest method, which means that any premiums or discounts and directly attributable costs or income are recognized on an accrual basis over the life of the contract using the calculated effective interest rate. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortized cost of a financial liability.

Calculation of amortized cost of financial instruments

Amortized cost is calculated by using the effective interest method, which means that any premiums or discounts and directly attributable costs or income are recognized on an accrual basis over the life of the contract using the calculated effective interest rate. The effective interest rate is the rate which gives the instrument’s cost of acquisition as a result when discounting the future cash flows.

Offsetting financial assets and liabilities

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the balance sheet when a legal right of set-off exists and the Group intends to settle on a net basis or to realize the asset and settle the liability simultaneously.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount is presented in the balance sheet when a legal right of set-off exists and the Group intends to settle on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets

Financial assets

Tele2's other non-current securities mainly consist of holdings of unlisted shares, and these are classified as “Assets at fair value through profit or loss”. Assets in this category are initially reported at acquisition value, i.e. fair value at the time of acquisition, and valued thereafter on a continuous basis at fair value. Transaction costs are recognized in the income statement. The fair value change is reported in the income statement among other financial items.

Tele2's accounts receivables and other receivables are categorized as “Assets at amortized cost” initially reported at fair value and subsequently at amortized cost. An allowance for expected credit losses has to be calculated according to IFRS 9, no matter if a loss event has occurred or not. Tele2 applies the simplified approach to recognize expected credit losses for trade receivables and contract assets that result from transactions within the scope of IFRS 15 (Revenues from contracts with customers) and for finance lease receivables. For finance lease receivables this is a policy choice. The simplified approach applies a matrix model and is always based on lifetime expected credit losses considering information about historical data adjusted for current conditions and forecasts of future events and economic conditions, please refer to Note 20. Any impairment loss is reported as an operating expense.

Cash and cash equivalents are categorized as "Assets at amortized cost" initially reported at fair value and subsequently at amortized cost. Cash and cash equivalents consist of cash and bank balances as well as current investments with a maturity of less than three months from the time of acquisition. The general impairment model in IFRS 9 is applied to cash and cash equivalents and the identified impairment loss was immaterial.

Restricted cash and cash equivalents are reported as current investments if they may be released within 12 months and as non-current financial assets if they are to be restricted for more than 12 months.

Financial assets

Tele2’s other non-current securities mainly consist of holdings of unlisted shares, and these are classified as “Assets at fair value through profit or loss”. Assets in this category are initially reported at acquisition value, i.e. fair value at the time of acquisition, and valued thereafter on a continuous basis at fair value. Transaction costs are recognized in the income statement. The fair value change is reported in the income statement among other financial items.

Tele2’s accounts receivables and other receivables are categorized as “Loans and receivables” initially reported at fair value and subsequently at amortized cost. For accounts receivables and other receivables, with a short maturity, the subsequent valuation is done at the nominal amount. On each closing day, an impairment assessment of these assets is made based on the time each individual accounts receivable has been overdue. Any impairment loss is reported as an operating expense.

Cash and cash equivalents are categorized as “Assets at amortized cost” initially reported at fair value and subsequently at amortized cost. Cash and cash equivalents consist of cash and bank balances as well as current investments with a maturity of less than three months from the time of acquisition.

Restricted cash and cash equivalents are reported as current investments if they may be released within 12 months and as non-current financial assets if they are to be restricted for more than 12 months.

Financial liabilities

Financial liabilities

Financial liabilities are categorized as "Financial liabilities at amortized cost". These are initially measured at fair value and then at amortized cost using the effective interest method. Direct costs related to the origination of loans are included in the acquisition value. For accounts payables and other financial debts, with a short maturity, the subsequent valuation is done at the nominal amount.

Financial liabilities

Financial liabilities are categorized as “Financial liabilities at amortized cost”. These are initially measured at fair value and then at amortized cost using the effective interest method. Direct costs related to the origination of loans are included in the acquisition value. For accounts payables and other financial debts, with a short maturity, the subsequent valuation is done at the nominal amount.

Derivatives and hedge accounting

Derivatives and hedge accounting

The Group designates certain derivatives as hedging instruments in respect of cash flow hedges, interest rate risk in fair value hedges, and hedges of net investments in foreign operations.

At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is effective in offsetting changes in cash flows or fair values of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:

•	there is an economic relationship between the hedged item and the hedging instrument;
•	the effect of credit risk does not dominate the value changes that result from that economic relationship; and
•

the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item

If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Group adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again.

Furthermore, if the Group expects that some or all of the loss accumulated in cost of hedging reserve will not be recovered in the future, that amount is immediately reclassified to profit or loss. Note 2 describes the details of the fair values of the derivative instruments used for hedging purposes as well as the changes in the hedging reserve in equity.

Exchange rate fluctuations on loans in foreign currency and changes in value of other financial instruments (currency derivatives) that meet the hedge accounting requirements of net investment in foreign operations are reported on a continuous basis in other comprehensive income. The Group designates only the intrinsic value of currency swap contracts, designated for hedging of net investments in foreign operations, as a hedged item, i.e. excluding the time value of the swap. The changes in the fair value of the aligned time value of the swap are recognized in the income statement. The ineffective portion of the exchange rate fluctuation and the change in value are reported in the income statement under other financial items. When divesting foreign operations, the previously recognized accumulated exchange rate difference attributable to the divested operation is recycled to the income statement.

Cash flow hedges are reported in the same way as hedges of net investments in foreign operations. This means that the effective portion of the gain or loss on an interest swap which meets the criteria for cash-flow hedge accounting is recognized in other comprehensive income and the ineffective portion is recognized in profit or loss within financial items. When cash flows relating to the hedged item are reported in profit or loss, amounts are transferred from equity to offset them. For more information regarding cash flow hedges, please refer to Note 2 and Note 26.

The Group discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing,  if applicable).When a hedging instrument related to future cash flows is due, sold, divested or settled or the Group discontinues the hedge relation before the hedged transaction has occurred and the forecasted transaction is still expected to occur, the accumulated reported gain or loss remains in the hedge reserve in equity and is reported in the income statement when the transaction occurs. If the hedged transaction is no longer expected to occur, the hedging instrument's accumulated gain or loss is immediately reported in the income statement.

For fair value hedges, the effective and ineffective portions of the change in fair value of the derivative, along with the gain or loss on the hedged item attributable to the risk being hedged, are recognized in the income statement in the same line.

Other derivatives are measured at their fair value through profit or loss.

Derivatives and hedge accounting

Exchange rate fluctuations on loans in foreign currency and changes in value of other financial instruments (currency derivatives) that meet the hedge accounting requirements of net investment in foreign operations are reported on a continuous basis in other comprehensive income. The ineffective portion of the exchange rate fluctuation and the change in value are reported in the income statement under other financial items. When divesting foreign operations, the previously recognized accumulated exchange rate difference attributable to the divested operation is recycled to the income statement.

Cash flow hedges are reported in the same way as hedges of net investments in foreign operations. This means that the effective portion of the gain or loss on an interest swap which meets the criteria for cash-flow hedge accounting is recognized in other comprehensive income and the ineffective portion is recognized in profit or loss within financial items. When cash flows relating to the hedged item are reported in profit or loss, amounts are transferred from equity to offset them. For more information regarding cash flow hedges, please refer to Note 2 and Note 26.

When a hedging instrument related to future cash flows is due, sold, divested or settled or the Group discontinues the hedge relation before the hedged transaction has occurred and the forecasted transaction is still expected to occur, the accumulated reported gain or loss remains in the hedge reserve in equity and is reported in the income statement when the transaction occurs. If the hedged transaction is no longer expected to occur, the hedging instrument’s accumulated gain or loss is immediately reported in the income statement.

The hedges are judged to be effective when there is an economic relationship between the hedged item and the hedging instrument; the effect of credit risk does not dominate the value changes; and the hedge ratio of the hedging relationship is the same as that resulting from the actual quantity of the hedged item that the Group hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item

Other derivatives are measured at their fair value through profit or loss.

Receivables and liabilities in foreign currency

Receivables and liabilities in foreign currency

Receivables and liabilities of the Group denominated in foreign currencies are translated into Swedish crowns by applying the period-end rates.

Gains or losses on foreign exchanges relating to regular operations are included in the income statement under Other operating income/expenses. Gains or losses on foreign exchanges in financial assets and liabilities are reported within profit/loss from financial items.

When long-term lending to/borrowing from Tele2's foreign operations is regarded as a permanent part of the parent company's financing of/borrowing from foreign operations, and thus as an expansion/reduction of the parent company's investment in the foreign operations, the exchange rate changes of these intra-group balances are reported in Other comprehensive income.

A summary of the exchange rate differences reported in other comprehensive income is presented in the statement of comprehensive income and the differences which affected profit or loss for the year are presented in Note 3.

Receivables and liabilities in foreign currency

Receivables and liabilities of the Group denominated in foreign currencies are translated into Swedish crowns by applying the period-end rates.

Gains or losses on foreign exchanges relating to regular operations are included in the income statement under Other operating income/expenses. Gains or losses on foreign exchanges in financial assets and liabilities are reported within profit/loss from financial items.

When long-term lending to/borrowing from Tele2’s foreign operations is regarded as a permanent part of the parent company’s financing of/borrowing from foreign operations, and thus as an expansion/reduction of the parent company’s investment in the foreign operations, the exchange rate changes of these intra-group balances are reported in Other comprehensive income.

A summary of the exchange rate differences reported in other comprehensive income is presented in the statement of comprehensive income and the differences which affected profit or loss for the year are presented in Note 3.

Capitalized contract costs

Capitalized contract costs

Costs to obtain a contract are capitalized as contract costs assets. These costs are incremental costs incurred when obtaining a contract with a customer and are typically internal and external sales provisions. When businesses are acquired, customer agreements acquired as part of the acquisition are fair valued and capitalized as intangible assets.

The asset is amortized on a straight-line basis over the average customer life period if the cost is assessed as recoverable at portfolio level. Amortization is recognized as an operating cost, in order for this cost to be reflected in the operational business.

Amortization periods:
Consumer contracts	3 - 24 months
Business contracts	3 - 36 months

The asset is impaired in accordance with IFRS 15. An impairment exists if the carrying amount exceeds the amount of consideration Tele2 expects to receive in exchange for providing the associated goods and services, less the remaining costs that relate directly to providing those good and services.

Equity

Equity

Equity consists of registered share capital, other paid-in capital, hedge reserve, translation reserve, retained earnings, profit/loss for the year and non-controlling interests.

Other paid-in capital relates to share premiums from the issues of new shares. Additional direct costs attributable to the issue of new shares are reported directly against equity as a reduction, net after taxes, of proceeds from the share issue.

The hedge reserve includes translation differences on external loans in foreign currencies and changes in values of financial instruments (currency derivatives) which are used to hedge net investments in foreign operations and the effective portion of gains or losses on interest swaps used to hedge future interest payments.

Translation reserve includes translation differences attributable to the translation of foreign operations into Tele2’s reporting currency as well as translation differences on intra-group balances which are considered an expansion/reduction of the parent company’s net investment in foreign operations.

Non-controlling interests represent the value of minority shares in subsidiaries included in the consolidated accounts. The accounting policies relating to non-controlling interests are described in the section regarding consolidation above.

Number of shares and earnings per share

Number of shares and earnings per share

Basic earnings per share are calculated by dividing the profit or loss of the year attributable to the parent company's owners by the weighted average number of outstanding shares during the period. To calculate diluted earnings per share the weighted average numbers of outstanding shares are adjusted for the dilutive effect of the total potential number of shares consisting of share based instruments settled with shares. Share based instruments have a dilutive effect if the exercise price plus the fair value of future services is below the quoted price and the dilutive effect increases when the size of this difference increases (Note 25).

Provisions

Provisions

Provisions are reported when a company within the Group has a legal or constructive obligation as a result of past events, and it is probable that payments, which can be reliably estimated, will be required in order to settle the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Contingent liabilities

Contingent liabilities

A contingent liability exists if there is a possible obligation related to a past event and whose existence is confirmed only by one or several uncertain future events, and when there is an obligation that is not reported as a liability or a provision because it is not probable that an outflow of resources will be required, or the amount of the obligation cannot be calculated with sufficient reliability. Disclosure is presented unless the probability of an outflow of resources is remote

Segment reporting

Segment reporting

Segment

Since the risks in Tele2's operations are mainly linked to the various markets in which the company operates, Tele2 follows up and analyses its business on country level. Hence each country represents Tele2's operating segments, apart from Tele2 Sweden which is split on Sweden Consumer and Sweden Business and the segments IoT (internet-of-things) and Other which are reported separately. Tele2 has chosen Adjusted EBITDA as the profit or loss measure for the reportable segments. The segment reporting is in line with the internal reporting to the chief operating decision maker, which is Tele2's "Leadership Team" (LT).

The segment Other mainly includes the parent company Tele2 AB and central functions, and other minor operations.

Tele2 Sweden (Tele2 Sverige AB) is split into core operations and central group functions. Core operations is reported in the segments Sweden Consumer and Sweden Business and central functions are included in the segment Other. The core operations of Tele2 Sweden comprise the commercial activities within Sweden Consumer and Sweden Business, including the communications services of mobile, fixed telephony, fixed broadband, business solutions and domestic carrier business. The central functions of Tele2 Sweden comprise the activities which provide services for the benefit of Tele2 AB's shareholders, other group companies (including the core operations of Sweden Consumer and Sweden Business), and to divested operations. These services are provided for example from group-wide departments such as finance, procurement, legal, product development, shared service center, network and IT, and international carrier.

Segment information is presented in Note 5.

The same accounting principles are applied to the segments and the Group.

Internal pricing

The sales of services in the Tele2 Group are made on market terms. Group-wide costs are invoiced to operations that have used the services.

Services

Services that are offered within the segments are mobile telephony, digital-TV, fixed broadband, fixed telephony and DSL, business solutions and other operations.

The mobile service comprises various types of subscriptions for residential and business customers as well as prepaid cards. Mobile also includes mobile broadband, fixed telephony via mobile network (FVM), IoT (internet-of-things), and mobile carrier. Tele2 either owns the networks or rents them from other operators a set-up called MVNO.

Digital-TV includes digital-TV delivered via fixed infrastructure and digital terrestrial television.

Fixed broadband includes any fixed Internet service for end-customer that is not xDSL-based (copper telephone cables) for the "last mile" connection. For Tele2 this mostly means either Vertical Fibre Coax, Fibre-to-the-Home (FTTH), or Fibre-to-the-Building (FTTB). Connection to customer can be direct access, local-loop unbundling (if not xDSL), or Open network (where Tele2 is Communication service provider).

Fixed telephony and DSL includes resold products within fixed telephony and xDSL-based subscriber services via copper telephone cables and internet via dial-up modem.

Business solutions consists of services to business customers that are complex and custom made, such as managed hardware, hosting, PBX services, consultancy, business LAN networks, services for landlords (ex. basic TV) and communication provider in open networks.

Segment

Segment

Since the risks in Tele2's operations are mainly linked to the various markets in which the company operates, Tele2 follows up and analyses its business on country level. Hence each country represents Tele2's operating segments, apart from Tele2 Sweden which is split on Sweden Consumer and Sweden Business and the segments IoT (internet-of-things) and Other which are reported separately. Tele2 has chosen Adjusted EBITDA as the profit or loss measure for the reportable segments. The segment reporting is in line with the internal reporting to the chief operating decision maker, which is Tele2's "Leadership Team" (LT).

The segment Other mainly includes the parent company Tele2 AB and central functions, and other minor operations.

Tele2 Sweden (Tele2 Sverige AB) is split into core operations and central group functions. Core operations is reported in the segments Sweden Consumer and Sweden Business and central functions are included in the segment Other. The core operations of Tele2 Sweden comprise the commercial activities within Sweden Consumer and Sweden Business, including the communications services of mobile, fixed telephony, fixed broadband, business solutions and domestic carrier business. The central functions of Tele2 Sweden comprise the activities which provide services for the benefit of Tele2 AB's shareholders, other group companies (including the core operations of Sweden Consumer and Sweden Business), and to divested operations. These services are provided for example from group-wide departments such as finance, procurement, legal, product development, shared service center, network and IT, and international carrier.

Segment information is presented in Note 5.

The same accounting principles are applied to the segments and the Group.

Internal pricing	Internal pricing The sales of services in the Tele2 Group are made on market terms. Group-wide costs are invoiced to operations that have used the services.
Services

Services

Services that are offered within the segments are mobile telephony, digital-TV, fixed broadband, fixed telephony and DSL, business solutions and other operations.

The mobile service comprises various types of subscriptions for residential and business customers as well as prepaid cards. Mobile also includes mobile broadband, fixed telephony via mobile network (FVM), IoT (internet-of-things), and mobile carrier. Tele2 either owns the networks or rents them from other operators a set-up called MVNO.

Digital-TV includes digital-TV delivered via fixed infrastructure and digital terrestrial television.

Fixed broadband includes any fixed Internet service for end-customer that is not xDSL-based (copper telephone cables) for the "last mile" connection. For Tele2 this mostly means either Vertical Fibre Coax, Fibre-to-the-Home (FTTH), or Fibre-to-the-Building (FTTB). Connection to customer can be direct access, local-loop unbundling (if not xDSL), or Open network (where Tele2 is Communication service provider).

Fixed telephony and DSL includes resold products within fixed telephony and xDSL-based subscriber services via copper telephone cables and internet via dial-up modem.

Business solutions consists of services to business customers that are complex and custom made, such as managed hardware, hosting, PBX services, consultancy, business LAN networks, services for landlords (ex. basic TV) and communication provider in open networks.

Judgement of accounting principles

Judgement of accounting principles

When choosing and applying Tele2’s accounting principles, the Board and the President have made the following choices:

Choice of accounting principle for put options

Put options issued or received by Tele2 in connection with business combinations, where the put options give the minority owner a right to sell its shares or part of its shares to Tele2, are initially, at the acquisition date, recognized as a non-controlling interest. The non-controlling interest is then immediately reclassified as a financial liability. The financial liability is subsequently recognized at its fair value at each reporting date, with the fair value changes reported within financial items in profit or loss.

An alternative method, not chosen by Tele2, would be to initially report both a non-controlling interest and a financial liability with opposite booking of the liability directly to equity and the following changes in the liability’s fair value reported in profit or loss. Another alternative is to report on a current basis a non-controlling interest which is reclassified as a financial liability at each reporting period. The difference between the reclassified non-controlling interest and the fair value of the financial liability would be reported as a change of the non-controlling interest within equity.

Goodwill - level for goodwill impairment testing

Goodwill arising from business combinations is allocated to the cash-generating units which are expected to receive future economic benefits, in the form of synergies, for example, from the acquired operation. If separate cash-generating units cannot be identified, goodwill is allocated to the lowest level at which the operation and its assets are monitored for internal management purposes, which is the operating segment.

Estimates and judgments

Estimates and judgments

As part of preparing the consolidated financial statements management is required to make certain estimates and judgments. The estimates and judgments are based on historical experience and a number of other assumptions aimed at providing a decision regarding the value of the assets or liabilities which cannot be determined in any other way. The actual outcome may vary from these estimates and judgments.

The most crucial assessments and estimates used in preparing the Group’s consolidated financial statements are as follows:

Joint arrangements

In Sweden, Tele2 is part of two joint arrangements concerning mobile networks that are classified as joint operations, Svenska UMTS-nät AB (together with Telia Company) and Net4Mobility HB (together with Telenor). Tele2 has chosen to classify these two joint arrangements as joint operations as Tele2 considered that, through the agreements between the parties, they have the rights to the assets and obligations for the liabilities as well as corresponding revenues and expenses related to each arrangement. As basis for the classification, additional decisive factors are that the parties in each arrangement have the rights to substantially all of the economic benefits from the assets in each operation and the jointly owned companies are dependent on its owners for settling its liabilities on a continuous basis.

Revenue recognition

Revenue recognition in Tele2 requires management to make judgments and estimates in a number of cases, mainly to determine fair values and the period in which the revenue should be recognized. Many agreements bundle products and services into one customer offering which for accounting purposes requires allocating revenue to each part based on its relative fair value using accounting estimates. Determining whether revenues should be recognized immediately or be deferred require management to make judgments as to when the services and equipment have been provided, the fair value of each part as well as estimates regarding the remaining contract period. Please refer to Note 17 and 21 concerning receivables for sold equipment and Note 22 for other accrued revenues.

Valuation of acquired intangible assets

When acquiring businesses, intangible assets are measured at fair value. If there is an active market for the acquired assets, the fair value is measured based on the prices on this market. Since there are often no active markets for these assets, valuation models have been developed to estimate the fair value. Examples of valuation models are discounted cash flows models and estimates of Tele2’s historical costs of acquiring equivalent assets. Please refer to Note 15 for acquisitions during the year.

Impairment test goodwill

When estimating the recoverable amount of cash generating units for goodwill impairment purposes, the Group makes assumptions regarding future events and key parameters. The assumptions made and sensitivity analyses are disclosed in Note 13. These kinds of assessments, by nature, include some uncertainty related to projected growth rates, profit margins, investment levels and discount rates. Should the actual outcome for a specific period differ from the expected outcome, the expected future cash flows may need to be reconsidered, which could lead to a write-down.

Valuation of non-current assets with a finite useful life

If the recoverable amount falls below the book value, an impairment loss is recognized. At each balance sheet date, a number of factors are analyzed in order to assess whether there is any indication of impairment. If such indication exists, an impairment test is prepared based on management’s estimate of future cash flows including the applied discount rate. Please refer to Note 13 and Note 14.

Useful lives of non-current assets

When determining the useful life of groups of assets, historical experience and assumptions about future technical development are taken into account. Depreciation rates are based on the acquisition value of the non-current assets and the estimated utilization period less the estimated residual value at the end of the utilization period. If technology develops faster than expected or competition, regulatory or market conditions develop differently than expected, the Group’s evaluation of utilization periods and residual values will be influenced.

Valuation of deferred income tax receivables and uncertain tax positions

Recognition of deferred income tax takes into consideration temporary differences and unutilized loss carry-forwards. Deferred tax assets are reported for deductible temporary differences and loss carry-forwards only to the extent that it is considered probable that they can be utilized to offset future taxable profits. Management updates its assessments on items related to deferred income taxes and uncertain tax positions at regular intervals. The valuation of deferred tax assets is based on expectations of future results and market conditions, which are naturally subjective. The actual outcome may differ from the assessments, partly as a result of future changes in business circumstances, which were not known at the time of the assessments, changes in tax laws or interpretations or the result of the taxation authorities' or courts' final examination of submitted tax returns. Please refer to Note 12.

Provisions for disputes and damages

Tele2 is party to a number of disputes. For each separate dispute, an assessment of the most likely outcome is made, and reported in the consolidated financial statements accordingly, see Note 27 and Note 30.

Valuation of accounts receivable

Accounts receivables are valued on a current basis and reported at amortized cost. Reserves for doubtful accounts are based on lifetime expected credit losses considering information about historical data adjusted for current conditions and forecasts of future events and economic conditions, see Note 20.